Expense Example, No Redemption - AZL Mid Cap Index Fund	Apr. 30, 2021 USD ($)
AZL Mid Cap Index Fund Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
AZL Mid Cap Index Fund Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	$ 418